PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Aerospace & Defense 0.9%
Boeing Co. (The)	305,349	$55,970,472
Automobiles 4.0%
Tesla, Inc.*(a)	228,527	246,765,740
Biotechnology 2.1%
BioMarin Pharmaceutical, Inc.*(a)	390,301	48,139,725
Vertex Pharmaceuticals, Inc.*	292,338	84,868,645
		133,008,370
Capital Markets 2.5%
Goldman Sachs Group, Inc. (The)(a)	379,280	74,953,314
S&P Global, Inc.	247,306	81,482,381
		156,435,695
Entertainment 5.1%
Netflix, Inc.*	560,821	255,195,988
Spotify Technology SA*(a)	237,831	61,405,586
		316,601,574
Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.	158,717	41,034,693
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	315,405	95,633,950
Health Care Equipment & Supplies 2.0%
Danaher Corp.	200,667	35,483,945
DexCom, Inc.*(a)	159,065	64,484,951
Intuitive Surgical, Inc.*(a)	41,101	23,420,583
		123,389,479
Health Care Providers & Services 0.6%
Guardant Health, Inc.*(a)	239,212	19,407,269
Humana, Inc.	48,933	18,973,771
		38,381,040

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology 0.6%
Teladoc Health, Inc.*(a)	209,526	$39,985,942
Hotels, Restaurants & Leisure 1.4%
Chipotle Mexican Grill, Inc.*(a)	83,618	87,996,238
Interactive Media & Services 10.0%
Alphabet, Inc. (Class A Stock)*	100,712	142,814,652
Alphabet, Inc. (Class C Stock)*	100,477	142,035,292
Facebook, Inc. (Class A Stock)*	971,673	220,637,788
Match Group, Inc.*(a)	72,477	7,758,663
Tencent Holdings Ltd. (China)	1,684,884	108,643,923
		621,890,318
Internet & Direct Marketing Retail 9.5%
Alibaba Group Holding Ltd. (China), ADR*	559,107	120,599,380
Amazon.com, Inc.*	169,309	467,093,055
		587,692,435
IT Services 14.4%
Adyen NV (Netherlands), 144A*	90,004	131,610,869
Mastercard, Inc. (Class A Stock)	688,707	203,650,660
PayPal Holdings, Inc.*	835,233	145,522,646
Shopify, Inc. (Canada) (Class A Stock)*(a)	173,386	164,577,991
Twilio, Inc. (Class A Stock)*(a)	370,462	81,286,772
Visa, Inc. (Class A Stock)(a)	854,162	164,998,473
		891,647,411
Life Sciences Tools & Services 0.6%
Illumina, Inc.*(a)	102,318	37,893,471
Personal Products 1.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	510,556	96,331,706
Pharmaceuticals 3.5%
AstraZeneca PLC (United Kingdom), ADR	2,394,302	126,634,633
Eli Lilly & Co.	569,139	93,441,241
		220,075,874

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 2.5%
Uber Technologies, Inc.*	3,253,655	$101,123,597
Union Pacific Corp.	334,506	56,554,930
		157,678,527
Semiconductors & Semiconductor Equipment 3.0%
NVIDIA Corp.	492,401	187,068,064
Software 20.5%
Adobe, Inc.*	427,270	185,994,904
Atlassian Corp. PLC (Class A Stock)*(a)	338,705	61,058,350
Coupa Software, Inc.*(a)	269,742	74,729,324
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	575,776	57,744,575
Microsoft Corp.(a)	1,807,570	367,858,571
RingCentral, Inc. (Class A Stock)*(a)	230,538	65,705,636
salesforce.com, Inc.*	991,658	185,767,293
ServiceNow, Inc.*	139,955	56,690,172
Splunk, Inc.*(a)	505,113	100,365,953
Trade Desk, Inc. (The) (Class A Stock)*(a)	124,796	50,729,574
Workday, Inc. (Class A Stock)*(a)	375,087	70,276,300
		1,276,920,652
Specialty Retail 2.0%
Carvana Co.*(a)	200,927	24,151,425
Home Depot, Inc. (The)	390,450	97,811,630
		121,963,055
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	957,200	349,186,560
Textiles, Apparel & Luxury Goods 4.7%
Kering SA (France)	117,964	64,475,180
Lululemon Athletica, Inc.*(a)	458,933	143,191,685
NIKE, Inc. (Class B Stock)	838,311	82,196,394
		289,863,259

Total Long-Term Investments (cost $2,435,208,911)		6,173,414,525

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 17.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	61,479,763	$61,479,763
PGIM Institutional Money Market Fund (cost $1,015,748,102; includes $1,015,261,492 of cash collateral for securities on loan)(b)(w)	1,016,224,164	1,016,224,164

Total Short-Term Investments (cost $1,077,227,865)		1,077,703,927

TOTAL INVESTMENTS 116.7% (cost $3,512,436,776)		7,251,118,452
Liabilities in excess of other assets (16.7)%		(1,035,004,109)

Net Assets 100.0%		$6,216,114,343

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,024,904,265; cash collateral of $1,015,261,492 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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